Expense Example, No Redemption - BrandywineGLOBAL - Global Opportunities Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 524
Expense Example, No Redemption, 3 Years	736
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,620
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	450
Expense Example, No Redemption, 5 Years	777
Expense Example, No Redemption, 10 Years	1,703
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	717
Expense Example, No Redemption, 10 Years	1,584
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	330
Expense Example, No Redemption, 10 Years	739
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	2,008
Class A2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	534
Expense Example, No Redemption, 3 Years	766
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	$ 1,730